RELATED PARTY BALANCES AND TRANSACTIONS - Balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Amount due from related parties:
Amounts due from related parties	¥ 138,614	$ 20,097	¥ 295,614
Amounts due from related parties	144,947		295,614
Amount due to related parties, current:
Amount due to related parties	40,978	$ 5,941	50,123
Xiaomi Communication Technology Co. Ltd.("Xiaomi Communication")
Amount due from related parties:
Amounts due from related parties	117,944		286,341
Amount due to related parties, current:
Amount due to related parties	2,087
Field Medical
Amount due from related parties:
Amounts due from related parties	10,375
Hefei Jingyu
Amount due from related parties:
Amounts due from related parties	2,648		1,101
Amount due to related parties, current:
Amount due to related parties	36,864		48,052
Hefei LianRui Microelectronics Technology Co. Ltd
Amount due from related parties:
Amounts due from related parties	2,452		2,452
Yunding
Amount due from related parties:
Amounts due from related parties	2,330		2,330
Gongqingcheng Yunding
Amount due from related parties:
Amounts due from related parties	2,500		2,500
Xiaomi Technology Co. Ltd. ("Xiaomi Technology")
Amount due to related parties, current:
Amount due to related parties	1,965		1,562
Others
Amount due from related parties:
Amounts due from related parties	365		890
Amount due to related parties, current:
Amount due to related parties	62		¥ 509
A vice president
Amount due from related parties, non-current:
Amount due from related parties, Non-current	¥ 6,333